Income taxes - Reconciliation between theoretical tax and effective tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Net loss	€ (31,164)	€ (25,517)	€ (18,946)
Group income taxes (expense) benefit			80
Loss before taxes	€ (31,164)	€ (25,517)	€ (19,026)
Current tax rate in France	26.50%	28.00%	28.00%
Theoretical income tax (expense) benefit	€ 8,258	€ 7,145	€ 5,327
Items not subject to tax deduction	880	788	502
Share based payments	(907)	(220)	(18)
Non recognition of deferred tax assets related to tax losses and temporary differences	€ (8,231)	(7,711)	(5,779)
Tax rate differences		€ (2)	€ 48
Effective tax rate	0.00%	0.00%	(0.40%)